SCHEDULE OF LONG-LIVED ASSETS NET PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 114,028	$ 116,920
MOROCCO
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	93,998	96,149
BURKINA FASO
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	8,567	8,913
MALI
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	6,697	6,991
ANGOLA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	4,294	4,396
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 472	$ 471